Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 44,342	$ 39,990
Reserves and accruals	68	163
Stock-based compensation	732	283
Inventory	211	315
Other intangibles	52	0
Deferred revenue	33	0
Other deferred tax assets	378	274
Total gross deferred tax assets	45,816	41,025
Less valuation allowance	(44,576)	(40,496)
Total deferred tax assets	1,240	529
Deferred tax liabilities:
Fixed assets	(1,206)	(321)
Other deferred tax liabilities	(34)	(208)
Total deferred tax liabilities	(1,240)	(529)
Net deferred tax assets	$ 0	$ 0